Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial assets

	Fair value as at December 31, 2025
Recurring Measurements	Level 1	Level 2	Level 3	Total

Investments	6,839	9,276	-	16,115
Warrant liability	-	(7,684)	-	(7,684)
Total	$6,839	$1,592	$-	$8,431

Disclosure of financial liabilities

	Fair value as at December 31, 2024
Recurring Measurements	Level 1	Level 2	Level 3	Total

Investments	159	2,084	-	2,243
Total	$159	$2,084	$-	$2,243